19. Finance Leases (Details Narrative) - Investment property [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Finance lease assets	$ 28,243,616	$ 29,742,423	$ 25,731,052
Description of effective interest rate under finance lease	EURIBOR+1.4% to EURIBOR+2.762%	EURIBOR+1.4% to EURIBOR+2.762%	EURIBOR+1.4% to EURIBOR+2.762%
Bottom of range [Member]
Disclosure of fair value measurement of assets [line items]
Percentage of effective interest rate	1.09%	1.07%	1.08%
Top of range [Member]
Disclosure of fair value measurement of assets [line items]
Percentage of effective interest rate	2.452%	2.432%	2.442%